Taxation (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance and reserves for inventory and accounts receivable	$ 1,777,103	$ 1,648,979
Accrued expenses	1,023,275	915,809
Revenue recognition difference	89,567	97,153
Advertising expenses	0	363,155
Net operating losses	16,443,637	28,469,713
Deferred Tax Assets, Gross, Total	19,333,582	31,494,809
Less: valuation allowance	(10,825,754)	(22,932,999)
Deferred Tax Assets, Net of Valuation Allowance, Total	8,507,828	8,561,810
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(9,138,402)	(10,514,800)
Deferred Tax Liabilities, Net	(9,138,402)	(10,514,800)
Total deferred tax liabilities, net	$ (630,574)	$ (1,952,990)